Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties:
3.      Transactions with Related Parties
Transactions and balances with related parties are analyzed as follows:
Balance Sheet
	December 31, 2016	December 31, 2017
Due from related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$922	$107
Sydelle Marine Limited (h)	-	44
Starocean Manning Philipines Inc. (i)	-	80
Due from related parties	$922	$231

Due to related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$26	-
Management and Directors Fees (b)	323	229
Managed Vessels of Oceanbulk Shipping LLC	7	-
Due to related parties	$356	$229

Statements of Operations

	2015	2016	2017
Voyage expenses-Interchart (a)	$(3,350)	$(3,300)	$(3,300)
Executive directors consultancy fees (b)	(633)	(496)	(493)
Non-executive directors compensation (b)	(160)	(148)	(145)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(35)	(34)	(39)
Sydelle Marine Limited (h)	-	-	(329)
Management fee expense - Maryville Maritime Inc. (g)	(451)	-	-
Interest on Excel Vessel Bridge Facility (f)	(220)	-	-

a)      Interchart Shipping Inc. or Interchart: On February 25, 2014, the Company acquired 33% of the total outstanding common stock of Interchart for total consideration of $200 in cash and 4,520 of the Company's common shares. The common shares were issued on April 1, 2014, and the fair value per share of $72.55 was determined by reference to the per share closing price of the Company's common shares on the issuance date. The ownership interest was purchased from an entity affiliated with family members of Company's Chief Executive Officer. This investment is accounted for as an equity method investment.
In November 2014, the Company entered into a new services agreement with Interchart for chartering, brokering and commercial services for all of the Company's vessels for a monthly fee of $275, with a term until March 31, 2015, which following consecutive renewals is currently effective until December 31, 2018.
During the years ended December 31, 2015, 2016 and 2017 the brokerage commissions charged by Interchart were $3,350, $3,300 and $3,300, respectively, and are included in “Voyage expenses” in the accompanying consolidated statements of operations.
b)      Management and Directors Fees: The Company has entered into consulting agreements with companies owned and controlled by each one of its Chief Operating Officer and co-Chief Financial Officers. Pursuant to the corresponding agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion. Pursuant to these agreements, the Company is required to pay an aggregate base fee of $490 per year (this amount includes certain fees determined in Euros), using the exchange rate as of December 31, 2017, which was $1.20 per euro).
The expenses related to the Company's executive officers for the years ended December 31, 2015, 2016 and 2017, were $633, $496 and $493, respectively, and are included under “General and administrative expenses” in the accompanying consolidated statements of operations. The related expenses of non-executive directors for the years ended December 31, 2015, 2016 and 2017 were $160, $148 and $145, respectively, and are included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2016 and 2017, the Company had outstanding payables of $323 and $229, respectively, to its executive officers and directors and non-executive directors, representing unpaid consulting fees and unpaid fees for their participation in the Company's Board of Directors and other special committees.
c)      Office rent: On January 1, 2012, Starbulk S.A., entered into a one year lease agreement for office space with Combine Marine Ltd., a company controlled by, Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of Mr. Petros Pappas, the Company's current Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $3.0, using the exchange rate as of December 31, 2017, which was $1.20 per euro). On January 1, 2013, the agreement was renewed, and, unless terminated by either party, it will expire in January 2024. The related rent expense for the years ended December 31, 2015, 2016 and 2017 was $35, $34 and $35, respectively, and is included under “General and administrative expenses” in the accompanying consolidated statements of operations.
In addition, on December 21, 2016 Starbulk S.A., entered into a six year lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $0.4, using the exchange rate as of December 31, 2017, which was $1.20 per euro). The related rent expense for the year ended December 31, 2017 was $4 and is included under “General and administrative expenses” in the relevant accompanying consolidated statement of operations.
d)      Oceanbulk Maritime S.A.: Oceanbulk Maritime S.A. (“Oceanbulk Maritime”) is a ship management company controlled by Mrs. Milena-Maria Pappas.
On November 25, 2013, the Company's Board of Directors approved a commission payable to Oceanbulk Maritime with respect to its involvement in the negotiations with the shipyards for nine of the Company's contracted newbuilding vessels. The agreement provided for a commission of 0.5% of the shipbuilding contract price for two newbuilding Capesize vessels (Star Aries (ex-HN 1338) and Star Taurus (ex-HN 1339) and three newbuilding Newcastlemax vessels (Star Eleni (ex-HN 1342)), HN 1343 (tbn Star Leo) and Star Poseidon (ex-HN NE 198) and a flat fee of $200 per vessel for four newbuilding Ultramax vessels Star Aquarius (ex-HN 5040), Star Pisces (ex-HN 5043), Star Antares (ex-HN NE 196) and Star Lutas (ex-HN NE 197),which for all the aforementioned newbuilding vessels amounted to  $2,077. The Company agreed to pay the commission in four equal installments. The first two installments were paid in cash, while the remaining two installments were paid in the form of common shares, the number of which depended on the price of the Company's common shares on the date of the two remaining installments. The first and the second installments of $519, each, were paid in cash in December 2013 and in April 2014, respectively. On October 28, 2015 and in September 9, 2016, the Company issued 34,234 shares  and 138,453 shares representing the third and fourth installment, respectively, the fair value per share was determined by reference to the per share closing price of the Company's common shares on the issuance date. As a result, $813 was capitalized as part of the cost of the aforementioned vessels up to December 31, 2016.
As of December 31, 2016 and 2017, the Company had outstanding receivables of $922 and $107 from Oceanbulk Maritime and its affiliates, respectively. The outstanding balance as of December 31, 2016 includes $415, which represents supervision cost for certain newbuilding vessels managed by Oceanbulk Maritime and paid by the Company. In addition, as of December 31, 2016, the Company had an outstanding payable of $26 to Oceanbulk Maritime and its affiliates.
e)      Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company's major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company's nine directors so long as it beneficially owns 40% or more of the Company's outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company's outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree's designation rights terminate if it beneficially owns less than 5% of the Company's outstanding voting securities.
The three directors currently designated by Oaktree are Messrs. Pappas and Balakrishnan and Ms. Box, while Oaktree retains the right to name an additional director under the Oaktree Shareholders Agreement. Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company's outstanding common shares (subject to adjustment under certain circumstances).
f)      Excel Transactions: On August 19, 2014, the Company entered into definitive agreements with Excel Maritime Carriers Ltd. (“Excel”) to acquire 34 operating dry bulk vessels ( the “Excel Vessels”). As part of this transaction, the Company entered into a $231,000 secured bridge loan facility (the “Excel Vessel Bridge Facility”) provided to the Company by Excel's majority equity holders, which were entities affiliated with Oaktree and entities affiliated with Angelo, Gordon & Co.  (“Angelo, Gordon”). The principal shareholders of Excel were Oaktree and Angelo Gordon Due to Oaktree's relationship with the Company and the relationship of Oaktree to Excel, the Company concluded that the Excel Transactions, including the acquisition of the Excel Vessels and the conclusion of the Excel Vessel Bridge Facility, should be treated as related party transactions for purposes of its financial statements presentation and disclosure. The Excel Vessel Bridge Facility was fully repaid in January 2015. Interest expense incurred for the year ended December 31, 2015, was $220.
g)      Management agreement with Maryville Maritime Inc.: Three of the Excel Vessels (Star Martha, Star Pauline  and Star Despoina, which were acquired with attached time charters, were managed by Maryville Maritime Inc. (“Maryville”), a subsidiary of Excel from the date of their delivery to the Company up to the expiration of their attached time charters. As described in Note 3(f) above, due to Oaktree's relationship with Excel, the Company concluded that the management agreement with Maryville should be treated as a related party transaction for purposes of its financial statements presentation and disclosure. Maryville managed two of the vessels until August 2015 and one until November 2015, when each of their existing time charters expired. The Company paid Maryville a monthly fee of $17.5 per vessel. Total management fee expense to Maryville for the year ended December 31, 2015 was $451 and is included in “Management fees” in the relevant accompanying consolidated statement of operations.
h)      Sydelle profit sharing agreement: In April 2017, Sydelle Marine Limited (“Sydelle”), a company controlled by members of the family of Mr. Petros Pappas, entered into a pooling agreement (the “Sydelle Agreement”) with the Company's fully owned subsidiary Domus Shipping LLC, owner of the vessel Star Ariadne, whereby the net revenues of Star Ariadne and the vessel owned by Sydelle, will be equally split between the two companies. Pursuant to the Sydelle Agreement, the pool adjustment for the year ended December 31, 2017 was ($329), which is recorded in “Voyage revenues” in the relevant accompanying consolidated statement of operations. As of December 31, 2017, the Company had an outstanding receivable amount of $44 in connection with the Sydelle Agreement.
i)      StarOcean Manning Philippines Inc.: The Company has 25% ownership interest in Starocean Manning Philippines, Inc. (“Starocean”), a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment which as of December 31, 2017 stands at $21 and is included in “Other Current Assets” in the relevant accompanying consolidated balance sheet. As of December 31, 2017 the Company has an outstanding receivable of $80 from Starocean relating to advances paid for working capital purposes.